TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
16.	TRADE AND OTHER RECEIVABLES

	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Trade receivables, net of impairment losses	12,620	13,290
Prepayments	1,932	1,945
Contract assets	739	739
Value added tax	43	-
Finance lease receivables	86	142
Grant receivable	333	-

	15,753	16,116

Trade receivables are shown net of an impairment losses provision of US$2,691,000 (2021: US$2,986,000) (2020: US$3,922,000) (see Note 26). Prepayments are shown after impairment charges of US$482,000 (2021: US$583,000) (2020: US$562,000) (see Note 5).

Long-term contract receivable

(i) Finance lease commitments – Group as lessor

The Group leases instruments as part of its business. Future minimum receivables with non-cancellable terms are as follows:

	December 31, 2022 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	180	6	86
Between one and five years (Note 14)	173	6	84

	353	12	170

	December 31, 2021 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	292	11	142
Between one and five years (Note 14)	310	11	151

	602	22	293

The Group classified future minimum lease receivables between one and five years of US$84,000 (2021: US$151,000) as Other Assets, see Note 14. Under the terms of the lease arrangements, no contingent rents are receivable.

(ii) Operating lease commitments – Group as lessor

The Group leases instruments under operating leases as part of its business.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	December 31, 2022 US$‘000
	Instruments	Total
Less than one year	1,589	1,589

	1,589	1,589

(ii) Operating lease commitments – Group as lessor

	December 31, 2021 US$‘000
	Instruments	Total
Less than one year	3,953	3,953
Between one and five years	171	171

	4,124	4,124